Warrants - Summary of Warrant Activity (Details) (10-K) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2020		Dec. 31, 2019	Dec. 31, 2018
Exercise Price		$ 104.18	[1]		$ 104.18	[2]
Warrants Outstanding, Beinning Balance		279,000		336,000	336,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued				66,000
2019 Warrants Expired				(123,000)
Warrants Outstanding, Ending Balance		279,000		279,000	336,000
Non-Derivative Warrants [Member]
Exercise Price		$ 115.54	[1]		$ 115.54	[2]
Warrants Outstanding, Beinning Balance		213,000		147,000	132,000
Transfer Between Derivative Warrants and Non-Derivative Warrants					15
2019 Warrants Issued				66,000
2019 Warrants Expired
Warrants Outstanding, Ending Balance		213,000		213,000	147,000
Non-Derivative Warrants [Member] | Financing One [Member]
Exercise Price		$ 300.00			$ 300.00
Warrants Outstanding, Beinning Balance		8,000		8,000	8,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued
2019 Warrants Expired
Warrants Outstanding, Ending Balance		8,000		8,000	8,000
Non-Derivative Warrants [Member] | Financing Two [Member]
Exercise Price		$ 450.00			$ 450.00
Warrants Outstanding, Beinning Balance		9,000		9,000	9,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued
2019 Warrants Expired
Warrants Outstanding, Ending Balance		9,000		9,000	9,000
Non-Derivative Warrants [Member] | 2015 Offering [Member]
Exercise Price		$ 150.00			$ 150.00
Warrants Outstanding, Beinning Balance		115,000		115,000	115,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued
2019 Warrants Expired
Warrants Outstanding, Ending Balance		115,000		115,000	115,000
Non-Derivative Warrants [Member] | 2017 Debt [Member]
Exercise Price		$ 27.60			$ 27.60	[3]
Warrants Outstanding, Beinning Balance		15,000		15,000
Transfer Between Derivative Warrants and Non-Derivative Warrants					15,000
2019 Warrants Issued
2019 Warrants Expired
Warrants Outstanding, Ending Balance		15,000		15,000	15,000
Non-Derivative Warrants [Member] | 2019 Offering [Member]
Exercise Price		$ 7.43			$ 7.43
Warrants Outstanding, Beinning Balance		31,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued				31,000
2019 Warrants Expired
Warrants Outstanding, Ending Balance		31,000		31,000
Non-Derivative Warrants [Member] | 2019 Offering [Member]
Exercise Price		$ 7.59			$ 7.59
Warrants Outstanding, Beinning Balance		35,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued				35,000
2019 Warrants Expired
Warrants Outstanding, Ending Balance		35,000		35,000
Derivative Warrants [Member]
Exercise Price		$ 67.50	[1]		$ 67.50	[2]
Warrants Outstanding, Beinning Balance		66,000		(189,000)	204,000
Transfer Between Derivative Warrants and Non-Derivative Warrants					(15,000)
2019 Warrants Issued
2019 Warrants Expired				(123,000)
Warrants Outstanding, Ending Balance		66,000		66,000	(189,000)
Derivative Warrants [Member] | 2017 Debt [Member]
Exercise Price	[3]				$ 27.60
Warrants Outstanding, Beinning Balance					15,000
Transfer Between Derivative Warrants and Non-Derivative Warrants					(15,000)
2019 Warrants Issued
2019 Warrants Expired
Warrants Outstanding, Ending Balance
Derivative Warrants [Member] | 2016 Offerings [Member]
Exercise Price		$ 67.50	[4]		$ 67.50	[5]
Warrants Outstanding, Beinning Balance		66,000		66,000	66,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued
2019 Warrants Expired
Warrants Outstanding, Ending Balance		66,000		66,000	66,000
Derivative Warrants [Member] | 2017 Offering [Member]
Exercise Price	[5]				$ 70.50
Warrants Outstanding, Beinning Balance				117,000	117,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued
2019 Warrants Expired				(117,000)
Warrants Outstanding, Ending Balance					117,000
Derivative Warrants [Member] | 2017 Offering [Member]
Exercise Price	[5]				$ 75.00
Warrants Outstanding, Beinning Balance				6,000	6,000
Transfer Between Derivative Warrants and Non-Derivative Warrants
2019 Warrants Issued
2019 Warrants Expired				(6,000)
Warrants Outstanding, Ending Balance					6,000

[1]	Weighted-average exercise prices are as of September 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.
[3]	These warrants were subject to fair value accounting until the number of shares issuable upon the exercise of the warrants became fixed on April 2, 2018. Effective June 30, 2018, the exercise price was reduced from $84.60 per share to $27.60 per share. See Note 16.
[4]	These warrants are subject to fair value accounting and contain a contingent net cash settlement feature. See Note 10.
[5]	These warrants are subject to fair value accounting and contain a contingent net cash settlement feature. See Note 16.